Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Mortgage Securities Fund
Entity Central Index Key	0000732337
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Securities Fund
Class Name	Class A
Trading Symbol	PGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$45	0.88%
[1]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 386,100,916
Holdings Count | $ / shares	400
Investment Company Portfolio Turnover	435.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Securities Fund
Class Name	Class C
Trading Symbol	PGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$83	1.63%
[3]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%
Net Assets	$ 386,100,916
Holdings Count | $ / shares	400
Investment Company Portfolio Turnover	435.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Securities Fund
Class Name	Class R
Trading Symbol	PGVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$57	1.13%
[5]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 386,100,916
Holdings Count | $ / shares	400
Investment Company Portfolio Turnover	435.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Securities Fund
Class Name	Class Y
Trading Symbol	PUSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$32	0.63%
[7]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 386,100,916
Holdings Count | $ / shares	400
Investment Company Portfolio Turnover	435.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Securities Fund
Class Name	Class R6
Trading Symbol	POLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.49%
[9]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 386,100,916
Holdings Count | $ / shares	400
Investment Company Portfolio Turnover	435.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$386,100,916
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	400
Portfolio Turnover Rate	435%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Annualized.

[10]
*	Does not include derivatives, except purchased options, if any.